Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

February 20, 2015

FILED VIA EDGAR

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Hatteras Alternative Mutual Funds Trust (the “Trust”) File Nos.: 333-86348 and 811-21079

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and each of its series (collectively, the “Funds”) is Post-Effective Amendment No. 53 and Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of updating the disclosure about the Funds’ investment advisor, Hatteras Funds, LLC (the “Advisor”), which acquired substantially all of the assets and assumed certain liabilities of the Funds’ prior investment advisor, Hatteras Alternative Mutual Funds, LLC, on June 30, 2014 (the “Transaction”). The Advisor is a wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of RCS Capital Corporation, a publicly traded Delaware holding company. Notice of the change in the Funds’ investment advisor was previously communicated to shareholders in a supplement dated July 3, 2014 to the Funds’ summary prospectuses, statutory prospectuses, and statement of additional information, as well as in a separate supplement and proxy statement mailed to shareholders prior to the Transaction.

Please note that:

•
the Commission staff last provided a full review of the Trust’s registration statement relating to its series, the Hatteras Alpha Hedged Strategies Fund, Hatteras Long/Short Equity Fund and Hatteras Hedged Strategies Fund, on which the Amendment is closely based with respect to such series, filed as Post-Effective Amendment No. 35 to the Trust’s Registration Statement on August 1, 2011, and the Trust responded to the staff’s oral comments and suggestions in a correspondence filing on September 13, 2011;

•
the Commission staff last provided a full review of the Trust’s registration statement relating to its series, the Hatteras Managed Futures Strategies Fund, on which the Amendment is closely based with respect to such series, filed as Post-Effective Amendment No. 37 to the Trust’s Registration Statement on October 7, 2011, and the Trust responded to the staff’s oral comments and suggestions in a correspondence filing on February 10, 2012; and

•
the Commission staff last provided a full review of the Trust’s registration statement relating to its series, the Hatteras Long/Short Debt Fund, on which the Amendment is closely based with respect to such series, filed as Post-Effective Amendment No. 48 to the Trust’s Registration Statement on July 23, 2013, and the Trust responded to the staff’s oral comments and suggestions in a correspondence filing on September 13, 2013.

Therefore, pursuant to Investment Company Act Release No. IC-13768, the Trust requests that the Amendment be afforded selective review limited to only (i) the “Management” section of each Fund’s “Summary Section” and (ii) the “Investment Advisor” section in the Prospectuses and the “Investment Advisor and Sub-Advisors—Investment Advisor, Advisory Agreement and Services Agreement” section in the Statement of Additional Information. Please note that certain details in the registration statement have been left blank pending the completion of the Funds’ financial statements for the fiscal year ended December 31, 2014, which details will be completed in a subsequent amendment prior to the effectiveness of the Amendment. Absent the changes to the above-referenced sections of the registration statement, the Trust believes that the Amendment would qualify for immediate effectiveness pursuant to Rule 485(b) under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact Michael D. Barolsky at U.S. Bancorp Fund Services, LLC, the Fund’s administrator, at (414) 765-5586 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for Hatteras Alternative Mutual Funds Trust